One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

October 14, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Ohio National Variable Account A (1940 Act File No. 811-1978)

ONcore Select (1933 Act File No. 333-212677

Pre-effective Amendment 1 on Form N-4

Ladies and Gentlemen:

Attached hereto is Pre-effective Amendment 1 on Form N-4 for ONcore Select. This Pre-effective Amendment is being filed to respond to Staff comments and include financial information. A separate letter specifically responding to the Staff’s comments has been or will be filed in connection with this filing.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Second Vice President and Counsel